UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period: _09/30/17_

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS INCOME FUND

Statement of Investments, September 30, 2017 (unaudited)
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
Mexico 0.0%†
[a] Corporacion GEO SAB de CV, B	221,287			$20,786
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	346,196			—
				20,786
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	4,375			—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039			—
[a,b,c] Holdco 2, A	93,760,463			69,206
[a,b,c] Holdco 2, B	161,018,517			118,849
				188,055
Total Common Stocks and Other Equity Interests (Cost $9,975,256)				208,841

	Principal
	Amount*

Convertible Bonds (Cost $4,000,000) 0.7%
Canada 0.7%
[b,c] Platinum Group Metals Ltd., cvt., 144A, 6.875%, 7/01/22.	4,000,000			4,000,000
Foreign Government and Agency Securities 71.8%
Argentina 6.4%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	207,832,000		ARS	12,468,912
16.00%, 10/17/23	96,102,000		ARS	5,779,260
senior note, 15.50%, 10/17/26	354,647,000		ARS	21,929,030
				40,177,202
Brazil 8.5%
Letra Tesouro Nacional,
Strip, 7/01/20	36,810	[d]	BRL	9,320,976
Strip, 7/01/21	23,940	[d]	BRL	5,480,864
Nota Do Tesouro Nacional,
10.00%, 1/01/21	15,035	[d]	BRL	4,926,433
10.00%, 1/01/23	411	[d]	BRL	133,974
10.00%, 1/01/25	13,416	[d]	BRL	4,355,409
10.00%, 1/01/27	15,337	[d]	BRL	4,943,698
[e] Index Linked, 6.00%, 5/15/19	1,490	[d]	BRL	1,481,069
[e] Index Linked, 6.00%, 8/15/22	9,322	[d]	BRL	9,442,885
[e] Index Linked, 6.00%, 5/15/23	10,763	[d]	BRL	10,965,033
[e] Index Linked, 6.00%, 8/15/24	2,360	[d]	BRL	2,430,055
				53,480,396
Colombia 3.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,433,000,000		COP	879,665
senior bond, 4.375%, 3/21/23	164,000,000		COP	52,376
senior bond, 9.85%, 6/28/27	262,000,000		COP	112,250
Titulos de Tesoreria,
B, 5.00%, 11/21/18	565,000,000		COP	192,322
B, 7.75%, 9/18/30	17,531,000,000		COP	6,533,090
senior bond, B, 11.25%, 10/24/18	2,335,000,000		COP	848,610
senior bond, B, 11.00%, 7/24/20.	1,655,000,000		COP	639,826
senior bond, B, 7.00%, 5/04/22	2,445,000,000		COP	866,512

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria, (continued)
senior bond, B, 10.00%, 7/24/24.	4,932,000,000	COP	$2,017,649
senior bond, B, 7.50%, 8/26/26	16,738,000,000	COP	6,041,404
senior bond, B, 6.00%, 4/28/28	3,627,000,000	COP	1,184,286
senior note, B, 7.00%, 9/11/19	1,585,000,000	COP	556,177
			19,924,167
Croatia 1.4%
[f] Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		8,594,665
Dominican Republic 2.5%
[g] Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000		15,665,930
El Salvador 0.4%
[f] Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,736,695
Ethiopia 1.6%
[f] Government of Ethiopia International Bond, 144A, 6.625%, 12/11/24	10,000,000		10,308,300
Ghana 3.0%
Ghana Treasury Note,
24.25%, 10/09/17	1,130,000	GHS	257,487
23.95%, 11/06/17	610,000	GHS	139,544
23.30%, 12/11/17	2,560,000	GHS	588,008
24.25%, 6/11/18	10,040,000	GHS	2,376,350
22.50%, 12/10/18	4,610,000	GHS	1,101,541
Government of Ghana,
23.23%, 2/19/18	3,340,000	GHS	774,777
22.49%, 4/23/18	1,730,000	GHS	403,212
23.47%, 5/21/18	8,220,000	GHS	1,931,532
19.04%, 9/24/18	14,300,000	GHS	3,291,701
24.50%, 10/22/18	5,917,000	GHS	1,432,319
24.50%, 4/22/19	5,300,000	GHS	1,312,416
24.50%, 5/27/19	2,040,000	GHS	506,066
21.00%, 3/23/20	481,000	GHS	116,572
24.50%, 6/21/21	5,670,000	GHS	1,526,510
24.75%, 7/19/21	4,740,000	GHS	1,289,671
18.75%, 1/24/22	540,000	GHS	126,592
19.75%, 3/25/24	360,000	GHS	89,037
19.00%, 11/02/26	2,930,000	GHS	703,227
senior note, 18.25%, 7/25/22	1,070,000	GHS	251,171
senior note, 18.25%, 9/21/20	2,120,000	GHS	488,239
			18,705,972
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000	INR	1,078,630
senior bond, 8.35%, 5/14/22	20,200,000	INR	330,147
senior note, 7.28%, 6/03/19	2,700,000	INR	41,952
senior note, 8.12%, 12/10/20	51,300,000	INR	822,245
senior note, 7.80%, 4/11/21	91,600,000	INR	1,456,420
senior note, 7.16%, 5/20/23	12,700,000	INR	197,668
senior note, 8.83%, 11/25/23	171,200,000	INR	2,878,052
			6,805,114

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia 6.9%
Government of Indonesia,
FR36, 11.50%, 9/15/19	40,000,000,000		IDR	$3,272,092
FR48, 9.00%, 9/15/18	2,961,000,000		IDR	226,886
senior bond, FR31, 11.00%, 11/15/20	134,139,000,000		IDR	11,401,037
senior bond, FR39, 11.75%, 8/15/23	1,780,000,000		IDR	165,659
senior bond, FR40, 11.00%, 9/15/25	58,140,000,000		IDR	5,497,224
senior bond, FR42, 10.25%, 7/15/27	2,368,000,000		IDR	221,261
senior bond, FR44, 10.00%, 9/15/24	1,066,000,000		IDR	94,462
senior bond, FR46, 9.50%, 7/15/23.	80,000,000,000		IDR	6,806,960
senior bond, FR53, 8.25%, 7/15/21.	6,465,000,000		IDR	514,215
senior bond, FR56, 8.375%, 9/15/26	70,379,000,000		IDR	5,896,916
senior bond, FR61, 7.00%, 5/15/22.	1,720,000,000		IDR	131,699
senior bond, FR63, 5.625%, 5/15/23	3,071,000,000		IDR	220,098
senior bond, FR70, 8.375%, 3/15/24	85,338,000,000		IDR	6,954,586
senior note, FR66, 5.25%, 5/15/18	3,553,000,000		IDR	264,863
senior note, FR69, 7.875%, 4/15/19	21,627,000,000		IDR	1,654,755
				43,322,713
Iraq 4.1%
[f] Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000			25,531,546
Kenya 7.5%
Government of Kenya,
[f] senior note, 144A, 6.875%, 6/24/24	30,813,000			31,686,086
[g] senior note, Reg S, 5.875%, 6/24/19	7,200,000			7,409,988
[g] senior note, Reg S, 6.875%, 6/24/24	7,700,000			7,918,180
				47,014,254
Mexico 0.5%
Government of Mexico,
senior note, 8.50%, 12/13/18	257,100	[h]	MXN	1,436,856
senior note, M, 5.00%, 12/11/19	263,200	[h]	MXN	1,395,745
				2,832,601
Senegal 4.8%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	28,080,000			30,069,047
Serbia 1.9%
[f] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	10,250,000			11,854,279
South Africa 1.4%
Government of South Africa,
8.00%, 1/31/30.	2,690,000		ZAR	182,462
8.875%, 2/28/35	8,080,000		ZAR	564,010
9.00%, 1/31/40.	6,730,000		ZAR	462,511
8.75%, 1/31/44.	11,850,000		ZAR	790,741
8.75%, 2/28/48.	6,530,000		ZAR	436,376
R186, 10.50%, 12/21/26	76,150,000		ZAR	6,308,891
				8,744,991
Ukraine 6.8%
[f] Government of Ukraine,
144A, 7.75%, 9/01/19	5,855,000			6,184,344
144A, 7.75%, 9/01/20	8,667,000			9,200,454
144A, 7.75%, 9/01/21	3,506,000			3,731,085
144A, 7.75%, 9/01/22	3,406,000			3,619,215
144A, 7.75%, 9/01/23	2,416,000			2,545,860

|3

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Ukraine (continued)
[f] Government of Ukraine, (continued)
144A, 7.75%, 9/01/24	1,396,000		$1,460,593
144A, 7.75%, 9/01/25	3,176,000		3,293,766
144A, 7.75%, 9/01/26	3,406,000		3,511,927
144A, 7.75%, 9/01/27	3,406,000		3,500,261
[a,i] 144A, VRI, GDP Linked Security, 5/31/40	10,087,000		5,478,835
			42,526,340
Zambia 9.8%
[f] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27.	31,060,000		33,855,400
[f] Government of Zambia International Bond,
144A, 5.375%, 9/20/22	26,070,000		24,942,212
144A, 8.50%, 4/14/24	2,470,000		2,649,112
			61,446,724
Total Foreign Government and Agency Securities
(Cost $432,675,446)			449,740,936

Quasi-Sovereign and Corporate Bonds 12.1%
Bermuda 0.5%
[f] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,300,000		3,004,897
Chile 2.0%
[f] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		12,720,000
Costa Rica 2.4%
[b,c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,209,920		15,171,755
Democratic Republic of the Congo 1.7%
[f] HTA Group Ltd., senior note, 144A, 9.125%, 3/08/22.	10,000,000		10,487,500
Mauritius 1.0%
[f] Liquid Telecommunications Financing PLC., senior secured note, 144A, 8.50%, 7/13/22	6,100,000		6,454,508
Peru 0.1%
[f] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	512,534		507,554
South Africa 2.7%
[c,j] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	7,001,259		277,989
senior secured note, 144A, PIK, 8.00%, 12/31/22	1,949,745	EUR	282,404
[c,j] K2016740260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	19,021,557		16,570,774
			17,131,167
Zambia 1.7%
[f] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000		10,337,500
Total Quasi-Sovereign and Corporate Bonds (Cost $88,129,652)			75,814,881
Total Investments before Short Term Investments
(Cost $534,780,354)			529,764,658

Short Term Investments 11.2%
Foreign Government and Agency Securities (Cost $631,274) 0.1%
Egypt 0.1%
[k] Egypt Treasury Bill, 10/03/17 - 4/03/18	12,000,000	EGP	651,131
Total Investments before Money Market Funds (Cost $535,411,628)			530,415,789

|4

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Money Market Funds (Cost $69,239,165) 11.1%
United States 11.1%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	69,239,165	$69,239,165
Total Investments (Cost $604,650,793) 95.8%		599,654,954
Other Assets, less Liabilities 4.2%		26,489,673
Net Assets 100.0%		$626,144,627

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eRedemption price at maturity is adjusted for inflation.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $268,265,641, representing 42.8% of net assets.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $30,994,098 , representing 4.9% of net assets.
hPrincipal amount is stated in 100 Mexican Peso Units.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jIncome may be received in additional securities and/or cash.
kThe security was issued on a discount basis with no stated coupon rate.
lSee Note 6 regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	SCNY	Sell	628,500	$719,318	10/12/17	$—	$(23,879)
Japanese Yen	SCNY	Sell	1,873,240,000	16,974,365	10/12/17	325,721	—
Euro	HSBK	Sell	826,000	984,559	10/16/17	7,605	—
Euro	MSCO	Sell	907,070	1,086,706	10/16/17	13,867	—
Euro	BOFA	Sell	5,038,070	5,989,258	10/17/17	30,141	—
Euro	GSCO	Sell	910,000	1,043,292	10/17/17	—	(33,072)
Euro	SCNY	Sell	413,000	473,333	10/17/17	—	(15,170)
Euro	JPHQ	Sell	1,130,000	1,345,859	10/18/17	9,202	—
Euro	UBSW	Sell	5,376,930	6,189,492	10/18/17	—	(170,784)
Euro	UBSW	Sell	907,070	1,086,625	10/20/17	13,550	—
Euro	DBAB	Sell	1,506,000	1,750,590	10/24/17	—	(31,418)
Euro	DBAB	Sell	4,531,031	5,301,533	10/30/17	—	(61,672)
Euro	CITI	Sell	358,631	423,559	11/08/17	—	(1,145)
Mexican Peso	GSCO	Buy	567,741,660	31,122,775	11/13/17	—	(170,144)
Euro	DBAB	Sell	1,649,275	1,945,485	11/14/17	—	(8,283)
Euro	DBAB	Sell	359,450	426,124	11/15/17	289	—
Euro	GSCO	Sell	2,753,000	3,240,887	11/17/17	—	(20,907)

|5

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	1,130,000	$1,331,208	11/20/17		$—	$(7,850)
Euro	DBAB	Sell	1,347,000	1,590,248	11/22/17		—	(6,129)
Euro	BOFA	Sell	1,604,997	1,926,462	11/30/17		23,452	—
Euro	BZWS	Sell	2,547,416	3,065,649	11/30/17		45,233	—
Euro	SCNY	Sell	362,390	434,787	11/30/17		5,108	—
Euro	DBAB	Sell	1,649,275	1,982,139	12/14/17		24,804	—
Japanese Yen	JPHQ	Sell	2,334,700,000	20,981,164	12/29/17		144,326	—
Japanese Yen	CITI	Sell	624,500,000	5,514,154	1/16/18		—	(64,789)
Japanese Yen	HSBK	Sell	1,620,890,000	14,304,916	1/16/18		—	(175,234)
Japanese Yen	SCNY	Sell	1,770,880,000	15,971,860	1/22/18		146,693	—
Japanese Yen	DBAB	Sell	626,420,000	5,638,953	1/24/18		40,457	—
Mexican Peso	HSBK	Buy	600,000,000	26,614,620	1/29/18		5,715,207	—
Mexican Peso	DBAB	Buy	366,946,257	17,679,897	2/27/18		2,005,949	—
Mexican Peso	JPHQ	Buy	105,732,972	5,148,915	3/09/18		514,894	—
Australian Dollar	CITI	Sell	9,805,000	7,281,732	3/13/18		—	(390,354)
Australian Dollar	JPHQ	Sell	14,701,000	10,878,740	3/13/18		—	(624,304)
Australian Dollar	BOFA	Sell	1,753,000	1,325,461	3/28/18		—	(45,999)
Total Forward Exchange Contracts							$9,066,498	$(1,851,133)
Net unrealized appreciation (depreciation)							$7,215,365

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Value/
								Unrealized
					Payment	Maturity	Notional	Appreciation
Description				Frequency	Date		Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR					Quarterly
Pay Fixed rate 0.926%				Semi-Annual	10/17/17		$17,160,000	$(22,047)
Receive Floating rate 3-month USD LIBOR					Quarterly
Pay Fixed rate 2.310%				Semi-Annual	7/29/25		75,850,000	(810,787)
Receive Floating rate 3-month USD LIBOR					Quarterly
Pay Fixed rate 2.432%				Semi-Annual	3/03/27		18,500,000	(280,957)
Receive Floating rate 3-month USD LIBOR					Quarterly
Pay Fixed rate 2.568%				Semi-Annual	3/13/27		8,500,000	(225,704)
Receive Floating rate 3-month USD LIBOR					Quarterly
Pay Fixed rate 2.383%				Semi-Annual	4/03/27		8,400,000	(155,626)
Receive Floating rate 3-month USD LIBOR					Quarterly
Pay Fixed rate 2.752%				Semi-Annual	7/29/45		39,530,000	(1,840,250)
TotalInterestRateSwapContracts.								$(3,335,371)

See Abbreviations on page 12.

|6

TEMPLETON EMERGING MARKETS INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time or earlier when the NYSE closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

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TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2017, the Fund received $3,590,718 in United Kingdom Treasury Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At September 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/			Acquisition
Warrants		Issuer	Date	Cost	Value
4,375		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$46	$—
78,291,411		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	829,537	—
6,340,039		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	67,176	—
93,760,463		Holdco 2, A	5/10/11 - 2/01/17	538,947	69,206
161,018,517		Holdco 2, B	5/10/11 - 2/01/17	119,550	118,849
7,001,259		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	5/10/11 - 6/30/17	10,004,965	277,989
1,949,745	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/17	1,121,570	282,404
19,021,557		K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22.	2/01/17 - 6/30/17	21,322,724	16,570,774
4,000,000		Platinum Group Metals Ltd., cvt., 144A, 6.875%, 7/01/22	6/28/17	4,000,000	4,000,000
14,209,920		Reventazon Finance Trust, secured bond, first lien, 144A,
		8.00%, 11/15/33	12/18/13	14,209,920	15,171,755

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES (continued)

Principal
Amount/						Acquisition
Warrants	Issuer						Date	Cost	Value
	Total Restricted Securities (Value is 5.8% of Net Assets)						$52,214,435		$36,490,977

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
		Number of			Number of				in
		Shares Held			Shares	Value			Unrealized
		at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
		of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%		55,377,072	161,109,854	(147,247,761)	69,239,165	$69,239,165	$231,425	$—	$—

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|10

TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of September 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Mexico	$20,786	$—	$	—[b]		$20,786
South Africa	—	—		188,055	[b]	188,055
Convertible Bonds	—	—		4,000,000		4,000,000
Foreign Government and Agency Securities[c]	—	449,740,936		—		449,740,936
Quasi-Sovereign and Corporate Bonds[c]	—	60,643,126		15,171,755		75,814,881
Short Term Investments	69,239,165	651,131		—		69,890,296
Total Investments in Securities	$69,259,951	$511,035,193		$19,359,810		$599,654,954

Other Financial Instruments:
Forward Exchange Contracts	$—	$9,066,498		$—		$9,066,498

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,851,133		$—		$1,851,133
Swap Contracts.	—	3,335,371		—		3,335,371
Total Other Financial Instruments	$—	$5,186,504		$—		$5,186,504

aIncludes common stocks and other equity investments.
bIncludes securities determined to have no value at September 30, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At September 30, 2017, the reconciliation of assets is as follows:

											Net Change in
											Unrealized
											Appreciation
								Net	Net		(Depreciation)
		Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
		Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
		Period	Purchases	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Assets:
Investments in Securities:
Equity Investments[b]
South Africa	$	—[c]	$—	$—	$189,164	$—	$—	$—	$(1,109)	$ 188,055[c]	$(1,109)
Convertible Bonds		—	4,000,000	—	—	—	—	—	—	4,000,000	—
Quasi-Sovereign and Corporate
Bonds		14,472,994	—	(190,080)	—	—	—	—	888,841	15,171,755	889,825

Total		$14,472,994	$4,000,000	$(190,080)	$189,164	$—	$—	$—	$887,732	$19,359,810	$888,716

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common and preferred stocks as well as other equity investments.
cIncludes securities determined to have no value.

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TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2017, are as follows:

				Impact to Fair
	Fair Value at			Value if Input
Description	End of Period	Valuation Technique	Unobservable Input	Amount Increases[a]
Assets:
Investments in Securities:
		Discounted cash flow
Quasi-Sovereign and Corporate Bonds.	$15,171,755	model	Discount rate[b]	7.0% Decrease[c]
All other investments[d]	4,188,055
Total	$19,359,810

a Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c Represents a significant impact to fair value and net assets.
d Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	GDP	Gross Domestic Product
BZWS	Barclays Bank PLC	BRL	Brazilian Real	LIBOR	London InterBank Offered Rate
CITI	Citigroup, Inc.	COP	Colombian Peso	PIK	Payment-In-Kind
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	VRI	Value Recovery Instruments
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	MXN	Mexican Peso
UBSW	UBS AG	USD	United States Dollar
		ZAR	South African Rand

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

By /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017